Summary of Significant Accounting Policies - Additional Information (Detail) (USD $)	0 Months Ended	12 Months Ended
	Jun. 06, 2014	Sep. 27, 2014 Item	Sep. 28, 2013	Sep. 29, 2012
Significant Accounting Policies [Line Items]
Stock split ratio	7
Deliverable in arrangements		3
Advertising expense		$ 1,200,000,000	$ 1,100,000,000	$ 1,000,000,000
Measurement of tax position, minimum likelihood of tax benefits being realized upon ultimate settlement, percentage		50.00%
Depreciation and amortization expense		6,900,000,000	5,800,000,000	2,600,000,000
Goodwill impairment charges		0	0	0
Indefinite lived intangible asset impairment charges		0	0	0
Minimum
Significant Accounting Policies [Line Items]
Estimated selling price for software upgrade right and non-software services for qualifying hardware devices (USD/unit sold)		5	5	5
Estimated life of hardware device		2 years	2 years	2 years
Amortized acquired intangible assets with definite useful lives period (in years)		3 years
Maximum
Significant Accounting Policies [Line Items]
Estimated selling price for software upgrade right and non-software services for qualifying hardware devices (USD/unit sold)		40	40	40
Estimated life of hardware device		4 years	4 years	4 years
Amortized acquired intangible assets with definite useful lives period (in years)		7 years
Building | Maximum
Significant Accounting Policies [Line Items]
Estimated useful lives of assets (Years)		30 years
Machinery and Equipment | Minimum
Significant Accounting Policies [Line Items]
Estimated useful lives of assets (Years)		2 years
Machinery and Equipment | Maximum
Significant Accounting Policies [Line Items]
Estimated useful lives of assets (Years)		5 years
Leasehold Improvements | Maximum
Significant Accounting Policies [Line Items]
Estimated useful lives of assets (Years)		10 years
Internal-Use Software | Minimum
Significant Accounting Policies [Line Items]
Estimated useful lives of assets (Years)		3 years
Internal-Use Software | Maximum
Significant Accounting Policies [Line Items]
Estimated useful lives of assets (Years)		5 years
Mac
Significant Accounting Policies [Line Items]
Estimated selling price for software upgrade right and non-software services for qualifying hardware devices (USD/unit sold)		40
iPhone and iPad | Minimum
Significant Accounting Policies [Line Items]
Estimated selling price for software upgrade right and non-software services for qualifying hardware devices (USD/unit sold)		15
iPhone and iPad | Maximum
Significant Accounting Policies [Line Items]
Estimated selling price for software upgrade right and non-software services for qualifying hardware devices (USD/unit sold)		$ 25